UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22303

John Hancock Collateral Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Collateral Investment Trust

QUARTERLY PORTFOLIO HOLDINGS

9.30.2009

JH Collateral Investment Trust
Portfolio of Investments
September 30, 2009 (Unaudited)

		Maturity
	Yield*	date	Par value	Value

Asset Backed Securities 3.34%				$135,728,581
(Cost $136,029,125)
Bank of America Auto Trust,
Series 2009-1A, Class A1 (S)	0.668	07/15/10	32,129,623	32,158,516
Bank of America Auto Trust,
Series 2009-2A, Class A1 (S)	0.396	09/15/10	13,000,000	12,892,347
BMW Vehicle Lease Trust,
Series 2009-01	0.792	06/15/10	6,997,004	7,001,540
Honda Auto Receivables Owner Trust,
Series 2009-3 Class A1	0.754	03/15/10	26,411,214	26,425,542
Hyundai Auto Receivables Trust,
Series 2009-A, Class A1	0.357	09/15/10	15,000,000	15,002,811
John Deere Owner Trust,
Series 2009-A	1.132	07/02/10	5,059,210	5,068,895
Nissan Auto Lease Trust,
Series 2009-A	1.043	06/15/10	6,432,072	6,440,477
Nissan Auto Lease Trust,
Series 2009-B, Class A1	0.410	09/15/10	31,000,000	30,738,453

Commercial Paper 65.57%				$2,662,890,477
(Cost $2,662,795,170)

Asset Backed - Finance 15.94%				647,204,709
CAFCO, LLC
	0.350	10/09/09	50,000,000	49,993,000
CAFCO, LLC
	0.270	10/21/09	15,000,000	14,995,050
CAFCO, LLC
	0.240	11/06/09	20,000,000	19,988,200
CAFCO, LLC
	0.210	10/27/09	50,000,000	49,978,000
Govco, LLC
	0.360	10/08/09	10,000,000	9,998,700
Govco, LLC
	0.320	10/20/09	55,000,000	54,982,400
Govco, LLC
	0.300	11/16/09	25,000,000	24,982,250
Govco, LLC
	0.280	11/03/09	22,500,000	22,487,625
Govco, LLC
	0.270	10/20/09	20,000,000	19,993,600
Govco, LLC
	0.260	10/20/09	20,000,000	19,993,600
Govco, LLC
	0.250	11/24/09	30,000,000	29,975,400
Govco, LLC
	0.230	11/25/09	20,000,000	19,983,400
Old Line Funding, LLC
	0.310	10/15/09	10,000,000	9,999,400
Old Line Funding, LLC
	0.290	10/15/09	35,000,000	34,997,900

JH Collateral Investment Trust
Portfolio of Investments
September 30, 2009 (Unaudited)

		Maturity
	Yield*	date	Par value	Value

Asset Backed - Finance (continued)
Old Line Funding, LLC
	0.270	11/12/09	35,000,000	34,990,900
Old Line Funding, LLC
	0.230	12/07/09	20,000,000	19,989,800
Old Line Funding, LLC
	0.170	10/19/09	20,000,000	19,998,300
Ranger Funding Co., LLC
	0.310	10/13/09	35,000,000	34,996,500
Ranger Funding Co., LLC
	0.300	10/16/09	8,776,000	8,774,947
Ranger Funding Co., LLC
	0.200	10/20/09	45,000,000	44,993,250
Yorktown Capital, LLC
	0.310	10/13/09	40,000,000	39,991,600
Yorktown Capital, LLC
	0.200	10/06/09	39,977,000	39,973,002
Yorktown Capital, LLC
	0.120	10/06/09	21,147,885	21,147,885

Asset Backed - Loan Receivables 6.23%				252,980,500
Falcon Asset Securitization Co., LLC
	0.190	10/07/09	80,000,000	79,997,600
Jupiter Securitization Co., LLC
	0.190	10/07/09	100,000,000	99,989,000
Park Avenue Receivables Corp.
	0.190	10/14/09	53,000,000	52,994,700
Park Avenue Receivables Corp.
	0.250	10/05/09	20,000,000	19,999,200

Banks - Foreign 15.14%				614,757,808
Abbey National NA, LLC
	0.260	10/19/09	30,000,000	29,997,300
Abbey National NA, LLC
	0.260	11/09/09	25,000,000	24,994,250
Abbey National NA, LLC
	0.200	11/16/09	25,000,000	24,993,000
Abbey National NA, LLC
	0.200	12/14/09	35,000,000	34,981,450
Abbey National NA, LLC
	0.190	10/21/09	45,000,000	44,995,500
Abbey National NA, LLC
	0.160	10/28/09	30,000,000	29,995,500
Bank of Montreal
	0.020	10/01/09	130,000,000	130,000,000
Bank of Nova Scotia
	0.260	10/20/09	35,000,000	34,996,150
Bank of Nova Scotia
	0.200	12/23/09	25,000,000	24,986,000
Bank of Nova Scotia
	0.160	10/27/09	30,000,000	29,995,800
Bank of Nova Scotia
	0.160	10/29/09	12,637,000	12,635,104
Bank of Nova Scotia
	0.140	10/29/09	25,000,000	24,996,250

JH Collateral Investment Trust
Portfolio of Investments
September 30, 2009 (Unaudited)

		Maturity
	Yield*	date	Par value	Value

Banks - Foreign (continued)
BNP Paribas
	0.010	10/01/09	50,000,000	50,000,000
BNP Paribas
	0.020	10/01/09	9,400,000	9,400,000
BNP Paribas Canada
	0.120	10/07/09	3,800,000	3,799,924
BNP Paribas Finance, Inc.
	0.300	10/20/09	26,000,000	25,997,660
BNP Paribas Finance, Inc.
	0.290	10/09/09	25,000,000	24,999,000
BNP Paribas Finance, Inc.
	0.150	10/02/09	18,000,000	17,999,820
Royal Bank of Canada
	0.140	10/27/09	35,000,000	34,995,100

Banks - U.S. 9.35%				379,882,000
Deutsche Bank Financial, LLC
	0.290	10/22/09	35,000,000	34,995,800
Deutsche Bank Financial, LLC
	0.280	10/19/09	35,000,000	34,996,150
Societe Generale North America
	0.320	10/22/09	30,000,000	29,996,400
Societe Generale North America
	0.290	10/23/09	35,000,000	34,995,450
Societe Generale North America
	0.250	10/23/09	30,000,000	29,996,100
Societe Generale North America
	0.240	11/16/09	30,000,000	29,990,400
Societe Generale North America
	0.240	12/28/09	35,000,000	34,973,400
Societe Generale North America
	0.220	11/30/09	25,000,000	24,989,000
Societe Generale North America
	0.190	10/19/09	15,000,000	14,998,350
State Street Corp.
	0.290	01/19/10	45,000,000	44,950,950
Wells Fargo & Co.
	0.020	10/01/09	65,000,000	65,000,000

Chemicals 0.49%				19,998,200
E.I. Du Pont de Nemours & Co.
	0.120	10/28/09	20,000,000	19,998,200

Finance - Auto Loans 8.09%				328,428,660
American Honda Finance Corp.
	0.330	11/23/09	30,000,000	29,988,600
American Honda Finance Corp.
	0.300	11/16/09	30,000,000	29,990,400
American Honda Finance Corp.
	0.300	11/18/09	30,000,000	29,990,100
American Honda Finance Corp.
	0.270	12/15/09	15,000,000	14,990,850
American Honda Finance Corp.
	0.220	12/16/09	20,000,000	19,987,600

JH Collateral Investment Trust
Portfolio of Investments
September 30, 2009 (Unaudited)

		Maturity
	Yield*	date	Par value	Value

Finance - Auto Loans (continued)
BMW US Capital, LLC
	0.300	10/05/09	35,500,000	35,498,580
BMW US Capital, LLC
	0.300	10/06/09	21,000,000	20,999,160
BMW US Capital, LLC
	0.300	10/13/09	25,000,000	24,997,250
BMW US Capital, LLC
	0.300	10/15/09	59,000,000	58,992,330
BMW US Capital, LLC
	0.300	10/19/09	20,000,000	19,996,800
BMW US Capital, LLC
	0.230	10/09/09	43,000,000	42,996,990

Finance - Consumer Loans 1.23%				50,000,000
John Deere Capital Corp.
	0.070	10/01/09	50,000,000	50,000,000

Food 3.82%				154,950,400
Nestle Capital Corp.
	0.360	02/16/10	40,000,000	39,950,400
Nestle Capital Corp.
	0.010	10/01/09	50,000,000	50,000,000
Nestle SA
	0.030	10/01/09	65,000,000	65,000,000

Health Care Supplies 1.23%				49,999,333
Procter & Gamble International Funding
	0.080	10/07/09	50,000,000	49,999,333

Oil and Gas Exploration & Production 1.23%				49,999,417
Chevron Funding Corp.
	0.070	10/07/09	50,000,000	49,999,417

Pharmaceuticals 2.82%				114,689,450
Pfizer, Inc.
	0.800	07/14/10	65,000,000	64,761,450
Pfizer, Inc.
	0.480	03/02/10	50,000,000	49,928,000

		Maturity
	Yield*	date	Par value	Value

Corporate Interest-Bearing Obligations 30.35%				$1,232,568,161
(Cost $1,230,750,100)

Banks – U.S. 7.46%				302,884,435
Bank of America Corp.
	0.591	11/06/09	8,000,000	7,999,648
Bank of America Corp. (C)
	0.489	06/22/12	11,000,000	11,056,474
Bank of America Corp. (C)
	0.330	09/13/10	19,000,000	19,018,183
Citibank NA (C)
	0.680	07/12/11	15,000,000	15,016,800
Citibank NA (C)
	0.498	05/07/12	16,000,000	16,018,992

JH Collateral Investment Trust
Portfolio of Investments
September 30, 2009 (Unaudited)

		Maturity
	Yield*	date	Par value	Value

Banks – U.S. (continued)
Citibank NA (C)
	0.287	11/15/12	55,000,000	55,000,000
Citigroup, Inc. (C)
	1.051	12/09/11	22,340,000	22,708,565
Deutsche Bank New York
	0.940	02/16/10	18,792,000	18,832,591
Huntington National Bank (C)
	0.761	06/01/12	18,000,000	18,177,660
PNC Funding Corp. (C)
	0.490	04/01/12	10,000,000	10,047,100
Union Bank NA (C)
	0.495	03/16/12	6,000,000	6,030,768
US Bancorp
	4.500	07/29/10	18,408,000	18,985,349
Wachovia Corp.
	0.857	11/24/09	41,000,000	41,029,192
Wachovia Corp.
	0.411	12/01/09	32,900,000	32,901,283
Wells Fargo & Co. (C)
	0.519	06/15/12	10,000,000	10,061,830

Chemicals 0.51%				20,948,561
E.I. Du Pont de Nemours & Co.
	4.125	04/30/10	20,500,000	20,948,561

Diversified Financial Services 5.60%				227,326,195
General Electric Capital Corp.
	3.750	12/15/09	5,000,000	5,027,510
General Electric Capital Corp.
	0.580	01/20/10	25,000,000	24,998,575
General Electric Capital Corp.
	0.534	10/26/09	26,050,000	26,052,918
General Electric Capital Corp.
	0.524	05/10/10	14,000,000	13,999,832
General Electric Capital Corp. (C)
	0.500	03/12/12	10,000,000	10,039,290
General Electric Capital Corp.
	0.419	12/15/09	30,000,000	30,006,180
General Electric Capital Corp. (C)
	0.379	03/11/11	8,000,000	8,016,560
General Electric Capital Corp.
	0.330	03/12/10	21,600,000	21,598,510
General Electric Capital Corp.
	0.317	01/04/10	68,000,000	68,000,544
General Electric Capital Corp.
	0.230	10/26/09	9,543,000	9,543,596
State Street Bank & Trust Co. (C)
	0.499	09/15/11	10,000,000	10,042,680

Finance - Auto Loans 0.22%				8,980,749
American Honda Finance Corp. (S)
	0.514	02/09/10	9,000,000	8,980,749

JH Collateral Investment Trust
Portfolio of Investments
September 30, 2009 (Unaudited)

		Maturity
	Yield*	date	Par value	Value

Finance - Consumer Loans 0.37%				15,025,410
John Deere Capital Corp.
	0.837	02/26/10	15,000,000	15,025,410

Health Care Supplies 0.65%				26,516,322
Procter & Gamble International Funding
	0.714	02/08/10	19,500,000	19,523,049
Procter & Gamble International Funding
	0.478	05/07/10	7,000,000	6,993,273

Investment Banking & Brokerage 12.17%				494,338,485
Bear Stearns Cos., LLC
	0.497	02/23/10	42,020,000	42,025,799
Citigroup Funding, Inc. (C)
	0.591	07/30/10	16,000,000	16,025,776
Citigroup Funding, Inc. (C)
	0.583	03/30/12	13,000,000	13,112,749
Goldman Sachs Group, Inc. (C)
	0.714	11/09/11	24,000,000	24,179,448
Goldman Sachs Group, Inc.
	0.583	06/28/10	23,934,000	23,970,643
Goldman Sachs Group, Inc.
	0.548	03/02/10	58,116,000	58,226,885
Goldman Sachs Group, Inc.
	0.520	11/16/09	25,090,000	25,094,265
Goldman Sachs Group, Inc. (C)
	0.499	03/15/12	12,000,000	12,067,368
Goldman Sachs Group, Inc.
	0.383	06/28/10	10,736,000	10,736,000
Goldman Sachs Group, Inc.
	0.369	12/23/09	45,043,000	45,053,315
JPMorgan Chase & Co.
	7.000	11/15/09	5,355,000	5,385,095
JPMorgan Chase & Co.
	1.005	01/22/10	38,458,000	38,523,571
JPMorgan Chase & Co.
	0.785	10/02/09	30,000,000	30,000,000
JPMorgan Chase & Co.
	0.781	11/19/09	34,100,000	34,124,825
JPMorgan Chase & Co. (C)
	0.533	12/26/12	25,000,000	25,208,225
JPMorgan Chase & Co. (C)
	0.529	06/15/12	28,000,000	28,181,048
JPMorgan Chase & Co. (C)
	0.487	02/23/11	7,000,000	7,014,504
Morgan Stanley (C)
	0.744	02/10/12	23,000,000	23,159,873
Morgan Stanley (C)
	0.642	06/20/12	20,000,000	20,190,560
Morgan Stanley (C)
	0.500	03/13/12	12,000,000	12,058,536

JH Collateral Investment Trust
Portfolio of Investments
September 30, 2009 (Unaudited)

		Maturity
	Yield*	date	Par value	Value

Machinery - Construction & Mining 1.09%				44,155,389
Caterpillar Financial Services Corp.
	0.914	02/08/10	33,000,000	33,054,912
Caterpillar Financial Services Corp.
	0.588	10/09/09	11,100,000	11,100,477

Retail 0.56%				22,632,498
Wal-Mart Stores, Inc.
	4.125	07/01/10	22,070,000	22,632,498

Telecommunications 1.72%				69,760,117
AT&T, Inc.
	0.572	02/05/10	69,707,000	69,760,117

		Maturity
	Yield*	date	Par value	Value

U.S. Government & Agency Securities 2.59%				$105,044,669
(Cost $105,000,000)
Federal Home Loan Bank
	0.650	07/28/10	90,000,000	90,035,469
Federal Home Loan Bank
	0.625	08/17/10	15,000,000	15,009,200

Repurchase Agreements 1.33%				$54,100,000
(Cost $54,100,000)
Repurchase Agreement with State Street Corp. dated
09-30-09 at 0.01% to repurchased at $54,100,015
on 10-01-09, collateralized by $50,510,000 Federal
Home Loan Mortgage Corp., 4.50% due 01-15-13
(valued at $55,182,175, including interest)
			54,100,000	54,100,000

Total investments (Cost $4,188,674,395)† 103.18%				$4,190,331,888

Other assets and liabilities, net (3.18%)				($129,309,191)

Total net assets 100.00%				$4,061,022,697

The percentage shown for each investment category is the total value of that category as a percentage of the net assets.

* A Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(C) These securities are issued under the Temporary Liquidity Guarantee Program and are issued by Federal Deposit Insurance Corporation. These securities amounted to $392,432,989 or 9.66% of net assets of the Fund as of September 30, 2009.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At September 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $4,188,674,395. Net unrealized appreciation aggregated $1,657,493, of which $2,271,476 related to appreciated investment securities and $613,983 related to depreciated investment securities.

Notes to the Schedule of Investments (unaudited)

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Debt obligations, including short term debt investments, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as determined in good faith by the Fund’s pricing committee in accordance with procedures adopted by the Board of Trustees.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All investments as listed in the Portfolio of Investments at September 30, 2009 are Level 2 under the hierarchy discussed above.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into, until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

8

More information

Trustees
Barry H. Evans†
Harlan D. Platt*
Frank Saeli†

Officers
Barry H. Evans
President and Chief Executive Officer

Carolyn M. Flanagan
Secretary and Chief Legal Officer

William E. Corson
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

Diane Landers
Chief Administrative Officer

*Member of the Audit Committee
†Non-Independent Trustee

Investment adviser
MFC Global Investment Management (U.S.A.), Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

Placement agent
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Collateral Investment Trust.

305Q3 9/09
11/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Investment Trust

By: /s/ Barry H. Evans
-------------------------------------
Barry H. Evans
President and Chief Executive Officer

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Barry H. Evans
-------------------------------------
Barry H. Evans
President and Chief Executive Officer

Date: November 20, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: November 20, 2009